UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2018

Item 1. Report to Stockholders.

ANNUAL REPORT
MARCH 31, 2018

Advised by NorthCoast Asset Management, LLC

WWW.NORTHCOASTAM.COM
(800) 558-9105

TABLE OF CONTENTS

A Message to Our Shareholders	1

Sector Allocation	5

Performance Information	6

Schedule of Investments	7

Statement of Assets and Liabilities	13

Statement of Operations	14

Statements of Changes in Net Assets	15

Financial Highlights	16

Notes to Financial Statements	17

Report of Independent Registered Public Accounting Firm	26

Expense Example	27

Trustees and Executive Officers	29

Federal Tax Information	33

Additional Information	34

Privacy Notice	35

CAN SLIM® SELECT GROWTH FUND

Dear Fellow Investor,

CANGX
NorthCoast Asset Management, Adviser
Annual Report, March, 2018

“Something good can come from every defeat and disappointment.”

–  Jay Wright, Head Coach, Villanova Men’s Basketball

2018 began with a continuation of 2017’s successes as general market indexes hit new highs in January. However, after a peak on January 26th, equities began to slide. Driven by rising interest rates and valuation concerns, the market continued falling until February 9th, shaving 10% off the S&P 500. Positive earnings results and macroeconomic data supported equities after the bottom of the correction with a 5%+ run.

However, March brought new headline risks of rising global trade tensions and data security at large technology firms after Facebook’s user data misuse. Continued rhetoric between the U.S. and foreign governments spurred volatility throughout the month with a slight reprieve coming as a result of subsequent negotiations between the U.S and its trading counterparts. The technology sector took heavy losses towards the end of the quarter and dragged the general market into negative territory for Q1, the first quarterly loss since Q3 2015.

The CAN SLIM® Select Growth Fund seeks long-term capital appreciation and invests primarily in common stocks of all sizes exhibiting accelerated earnings growth, market leadership and other growth characteristics. While the fund seeks top stocks based on the CAN SLIM® criteria, it also utilizes a “cash-scaling” approach that seeks to protect assets during downturns in the market. The Fund seeks to participate in market growth with less volatility and risk over a full market cycle. While only a portion of a full market cycle, the Fund delivered on these objectives over the recent year.

For the fiscal year (4/1/17 – 3/31/18), the Fund returned 15.16%, outperforming the S&P 500® Index by 1.17%, which returned 13.99% during the same 12-month period. The Fund’s performance also outpaced its additional benchmark, the Morningstar Moderate Target Risk Index, which returned 9.05% in the fiscal year. Throughout the time period, the Fund averaged 15.28% cash as market conditions indicated a cautious outlook.

Further breaking down the performance, the Fund was a top-performing investment across major risk and return attributes when compared to its peers in the Morningstar Allocation — 85%+ Equity category.

CAN SLIM® SELECT GROWTH FUND

Over the fiscal year ending 3/31/18, Morningstar ranked the Fund 31st out of 195 Morningstar Allocation 85%+ Equity category funds in total return while ranked 17th best (lowest) in beta. (As of 3/31/18, Morningstar’s Five-year ranking based on total return; 59 out of 145 funds. Ten-year total return; 3 out of 112 funds.). Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

When analyzing standard deviation, another measure of historical volatility calculating dispersion of a data set from its mean, the Fund ranked 7th best out of the same group. The Fund had the 5th highest Sharpe Ratio in its 195-fund peer group.  Sharpe Ratio is a measure of how an investment returned in excess of the risk-free rate.

While we know these strong accolades referenced above will not always be present and also know there will be pockets when the Fund outperforms and underperforms the general market and its competitors, it always seeks to participate in growth while aiming to preserve capital in major bear markets.

Moving into Q2 – The first quarter saw a large increase in market volatility and surprising headline risk. However, the outlook for near-term market growth is positive. Beneath the headlines, fundamentals remain strong with the U.S. and global economies expected to expand along with increasing corporate earnings. Aided by rebounding producer and consumer survey results and long-term market momentum, most macroeconomic, sentiment, technical and valuation indicators are positive.  Going forward, we plan to continue diligent monitoring of all market conditions with the same high level of discipline and entered April 2018 with 89% of the Fund’s assets invested in equities.

In the CAN SLIM® Select Growth Fund, we use data to build our investment model.  We then implement this model daily.  We believe this quantitative discipline separates us from many other firms that rely on a conventional portfolio manager who makes decisions based on a combination of his/her intuition and intellect.  Why?  Because we believe human beings are flawed decision makers over time.  Greed, hope, fear, and over-confidence are just some of many elements that creep into the process and disrupt results.

Jay Wright, Villanova Head Coach, used data to transform his basketball program into the winner of two of the last three NCAA men’s basketball tournament. The blueprint boiled down to this — offensive success comes not from making a high percentage of

CAN SLIM® SELECT GROWTH FUND

3-pointers, but from the volume of attempts. On the flip side, a winning defensive strategy isn’t based on limiting an opponent’s shooting percentage, but on reducing the number of shots it takes. This recipe for success has been in place since 2013 which happens to coincide with another record Villanova set this year – 136 wins over the last four years (the best 4-year mark in NCAA history).

Statistical analysis and commitment to data were critical for Jay Wright and the Villanova Wildcats to build and maintain their success in college hoops. The same is true for the CAN SLIM® Select Growth Fund.  Every position in the Fund conforms in the same manner – they are filtered through a selection process that relies on data and analytics in an attempt to produce more “wins”.  Though this discipline can produce “clanks” (not owning many FANG stocks during the last two years as the data said not to), over time this approach has kept our shareholders in good stead.

Thank you for your business.  As adviser to the Fund it is a privilege for NorthCoast to serve you and we will continue to strive for success together.

Sincerely,

Patrick Jamin

Opinions expressed are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in micro-, small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies. The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders.  Because the Fund can invest in other investment companies your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds.

CAN SLIM® SELECT GROWTH FUND

Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investment performance reflects fee waivers. In the absence of fee waivers, total returns would be reduced.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

The Morningstar Moderate Target Risk Index represents a portfolio of global equities, bonds, and traditional inflation hedges, such as commodities and TIPS. This portfolio is held in a static allocation of 60% equities and 40% fixed income, which is appropriate for U.S. investors who seek average exposure to equity market risk and returns.

FANG is the acronym for four high-performing technology stocks in the market as of 2017 – Facebook, Amazon, Netflix and Google (now Alphabet, Inc.).

Morningstar Rankings represent a fund’s total-return rank relative to all funds that have the same Morningstar Category. The highest rank is 1 and the lowest is based on the total number of funds ranked in the category. It is based on Morningstar total return, which includes both income and capital gains or losses and is not adjusted for sales charges or redemption fees.

Past performance does not guarantee future results.

© 2018 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar (2) may not be copied or distributed and (3) is not warranted to be accurate, complete or timely. Neither Moringstar not its content providers are responsible for any damages or loses arising from any sue of this information. Past performance is no guarantee of future results.

The following information displays the Morningstar Ranking of the Fund for the period ending 3/31/18 compared to the Morningstar Allocation — 85%+ Equity peer group.

One-year beta; 17 out of 195 funds. Five-year beta; 12 out of 145 funds; Ten-year beta; 1 out of 112 funds.

One-year standard deviation; 7 out of 195; Five-year standard deviation; 80 out of 145 funds. Ten-year standard deviation; 1 out of 112 funds.

One-year Sharpe Ratio; 5 out of 195 funds. Five-year Sharpe Ratio; 79 out of 145 funds. Ten-year Sharpe Ratio; 3 out of 112 funds.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report.  Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC.

CAN SLIM® SELECT GROWTH FUND

SECTOR ALLOCATION
AT MARCH 31, 2018 (UNAUDITED)

* Cash equivalents and assets in excess of other liabilities.

CAN SLIM® SELECT GROWTH FUND

VALUE OF $10,000 VS S&P 500® INDEX (UNAUDITED)

Average annual returns for the periods ended March 31, 2018:

					Since
					Inception
	1 Year	3 Year	5 Year	10 Year	(9/26/05)
CAN SLIM® Select
Growth Fund	15.16%	7.04%	9.52%	8.32%	6.52%
S&P 500® Index	13.99%	10.78%	13.31%	9.49%	8.67%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2008, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital for a Fund and dividends for an index.

Performance data quoted represents past performance and is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-558-9105 or visiting www.northcoastam.com

The Fund imposes a 2% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2018

Shares		Value

COMMON STOCKS: 88.0%

Accommodation: 4.4%
7,958	Hilton Worldwide Holdings, Inc.	$626,772
8,649	Hyatt Hotels Corp. - Class A	659,573
5,599	Marriott International, Inc. - Class A	761,352
5,279	Wyndham Worldwide Corp.	604,076
		2,651,773

Ambulatory Health Care Services: 2.3%
12,533	Amedisys, Inc.[1]	756,241
6,157	Quest Diagnostics, Inc.	617,547
		1,373,788

Broadcasting: 1.0%
25,868	MSG Networks, Inc. - Class A1	584,617

Casinos & Gaming: 1.1%
25,082	Penn National Gaming, Inc.[1]	658,653

Chemical Manufacturing: 7.3%
8,042	Eli Lilly and Co.	622,209
18,592	Huntsman Corp.	543,816
10,813	Methanex Corp.	655,808
17,593	Pfizer, Inc.	624,376
3,558	Vertex Pharmaceuticals, Inc.[1]	579,883
6,764	Westlake Chemical Corp.	751,819
7,538	Zoetis, Inc.	629,498
		4,407,409

Computer & Electronic Products: 6.4%
2,120	Arista Networks, Inc.[1]	541,236
10,616	Micron Technology, Inc.[1]	553,518
6,067	Motorola Solutions, Inc.	638,855
3,075	Raytheon Co.	663,647
15,641	Sony Corp. - ADR	756,086
15,135	Teradyne, Inc.	691,821
		3,845,163

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2018 (CONTINUED)

Shares		Value

COMMON STOCKS: 88.0% (Continued)

Construction: 2.0%
202	NVR, Inc.[1]	$565,600
20,783	PulteGroup, Inc.	612,891
		1,178,491

Credit Intermediation: 7.4%
21,976	Ally Financial, Inc.	596,648
15,710	BankUnited, Inc.	628,086
36,059	Credit Suisse Group AG - ADR	605,431
6,437	JPMorgan Chase & Co.	707,877
4,345	Mastercard, Inc. - Class A	761,070
31,714	Regions Financial Corp.	589,246
11,371	Wells Fargo & Co.	595,954
		4,484,312

Data Processing & Hosting: 2.9%
9,039	CDK Global, Inc.	572,530
31,922	Hewlett Packard Enterprise Co.	559,912
7,469	Total System Services, Inc.	644,276
		1,776,718
Electrical Equipment, Appliance &
Component Manufacturing: 1.1%
7,297	Helen of Troy Ltd.[1]	634,839

Food Services: 3.4%
3,412	Domino’s Pizza, Inc.	796,907
4,969	Sanderson Farms, Inc.	591,410
7,910	Yum! Brands, Inc.	673,378
		2,061,695

Health Care Supplies: 1.2%
5,699	Varian Medical Systems, Inc.[1]	698,982

Information Services: 1.0%
3,606	Facebook, Inc. - Class A1	576,203

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2018 (CONTINUED)

Shares		Value

COMMON STOCKS: 88.0% (Continued)

Insurance: 5.3%
6,404	The Allstate Corp.	$607,099
14,390	Essent Group Ltd.[1]	612,439
11,224	First American Financial Corp.	658,624
11,830	Progressive Corp.	720,802
4,072	Reinsurance Group of America, Inc.	627,088
		3,226,052

Machinery Manufacturing: 2.3%
20,160	Canon, Inc. - ADR[1]	734,832
3,856	Cummins, Inc.	625,019
		1,359,851

Merchant Wholesalers, Durable Goods: 1.0%
4,313	Honeywell International, Inc.	623,272

Mining: 1.1%
38,816	Freeport-McMoRan, Inc.[1]	681,997

Miscellaneous Manufacturing: 2.3%
11,681	Orthofix International NV1	686,609
11,577	Textron, Inc.	682,696
		1,369,305

Oil & Gas: 4.3%
5,232	Chevron Corp.	596,657
12,373	ConocoPhillips	733,595
6,691	Phillips 66	641,801
6,870	Valero Energy Corp.	637,330
		2,609,383

Oil & Gas Extraction: 1.0%
9,313	Occidental Petroleum Corp.	604,972

Paper Manufacturing: 1.0%
15,928	Boise Cascade Co.	614,821

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2018 (CONTINUED)

Shares		Value

COMMON STOCKS: 88.0% (Continued)

Pharmacy Services: 1.0%
8,394	Express Scripts Holding Co.[1]	$579,858

Professional, Scientific & Technical Services: 5.1%
2,246	Biogen, Inc.[1]	615,000
15,033	Cadence Design System, Inc.[1]	552,763
10,453	Cerner Corp.[1]	606,274
8,456	Cognizant Technology
	Solutions Corp. - Class A	680,708
4,149	F5 Networks, Inc.[1]	599,987
		3,054,732

Publishing: 4.3%
2,947	Adobe Systems, Inc.[1]	636,788
9,047	Aspen Technology, Inc.[1]	713,718
3,983	Intuit, Inc.	690,453
6,904	Synopsys, Inc.[1]	574,689
		2,615,648

Securities & Financial Services: 8.3%
7,558	Allegion PLC	644,622
3,721	Ameriprise Financial, Inc.	550,484
37,370	BrightSphere Investment Group PLC	588,951
3,781	CME Group, Inc.	611,539
12,207	E*TRADE Financial Corp.[1]	676,390
9,065	Intercontinental Exchange, Inc.	657,394
9,640	LPL Financial Holdings, Inc.	588,715
8,246	Nasdaq, Inc.	710,970
		5,029,065

Technology Distributors: 1.0%
7,311	Tech Data Corp.[1]	622,385

Telecommunications: 1.0%
9,812	T-Mobile US, Inc.[1]	598,924

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2018 (CONTINUED)

Shares		Value

COMMON STOCKS: 88.0% (Continued)

Transportation Equipment Manufacturing: 4.1%
3,067	General Dynamics Corp.	$677,500
18,170	Honda Motor Co. Ltd. - ADR	631,044
1,813	Lockheed Martin Corp.	612,667
8,622	PACCAR, Inc.	570,518
		2,491,729

Truck Transportation: 1.0%
16,887	Werner Enterprises, Inc.	616,376

Water Transportation: 1.0%
5,061	Royal Caribbean Cruises Ltd.	595,882

Wood Product Manufacturing: 1.4%
29,115	Louisiana-Pacific Corp.	837,639

TOTAL COMMON STOCKS
(Cost $48,256,313)		53,064,534

INVESTMENT COMPANIES: 10.3%
74,853	iShares 1-3 Year Treasury Bond ETF	6,254,717

TOTAL INVESTMENT COMPANIES
(Cost $6,248,728)		6,254,717

REAL ESTATE INVESTMENT TRUSTS: 0.9%
16,583	Gaming & Leisure Properties, Inc.	555,033

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $607,595)		555,033

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2018 (CONTINUED)

Shares	Value

SHORT-TERM INVESTMENTS: 1.0%

Money Market Funds: 1.0%
586,932	Fidelity Institutional Money
Market Fund - Government
Portfolio, 1.508%[2]	$586,932

TOTAL SHORT-TERM INVESTMENTS
(Cost $586,932)	586,932

TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $55,699,568)	60,461,216
Liabilities in Excess of Other Assets: (0.2)%	(141,576)
TOTAL NET ASSETS: 100.0%	$60,319,640

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
[1]	Non-income producing security.
[2]	Seven-day yield as of March 31, 2018.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
AT MARCH 31, 2018

ASSETS
Investments in securities, at value
(Cost $55,699,568)	$60,461,216
Cash	19,759
Receivables:
Dividends and interest	55,763
Fund shares sold	6,500
Prepaid expenses	12,472
Total assets	60,555,710

LIABILITIES
Payables:
Fund shares redeemed	97,969
Investment advisory fees, net	39,888
Audit fees	22,100
Distribution fees	19,315
Transfer agent fees	16,385
Administration fees	14,246
Fund accounting fees	9,924
Trustee fees	2,931
Chief Compliance Officer fees	2,250
Custody fees	1,444
Other accrued expenses	9,618
Total liabilities	236,070
NET ASSETS	$60,319,640

COMPONENTS OF NET ASSETS
Paid-in capital	$54,108,802
Accumulated net realized gain on investments	1,449,190
Net unrealized appreciation on investments	4,761,648
Net assets	$60,319,640

COMPUTATION OF NET ASSET VALUE
Net assets	$60,319,640
Shares issued and outstanding (unlimited
number of shares authorized without par value)	4,250,995
Net asset value, offering and redemption price per share	$14.19

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2018

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $13,373)	$938,212
Interest	47,307
Other income	454
Total investment income	985,973

EXPENSES
Investment advisory fees	652,865
Distribution fees	163,216
Transfer agent fees	65,448
Administration fees	51,673
Fund accounting fees	38,291
Audit fees	21,538
Miscellaneous expense	20,619
Registration fees	19,758
Reports to shareholders	12,028
Trustee fees	11,415
Custody fees	11,017
Legal fees	8,904
Chief Compliance Officer fees	7,475
Insurance expense	2,834
Total expenses	1,087,081
Less: fees waived	(179,600)
Net expenses	907,481
Net investment income	78,492

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments and
foreign currency transactions	9,939,631
Change in net unrealized appreciation/depreciation
on investments	(759,955)
Net realized and unrealized gain on
investments and foreign currency transactions	9,179,676
Net increase in net assets
resulting from operations	$9,258,168

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$78,492	$(52,621)
Net realized gain on investments and
foreign currency transactions	9,939,631	5,451,963
Change in net unrealized appreciation/
depreciation on investments	(759,955)	2,041,375
Net increase in net assets
resulting from operations	9,258,168	7,440,717

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(107,121)	(48,984)
Net realized gain	(10,382,132)	(407,464)
Total distributions to shareholders	(10,489,253)	(456,448)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares(a)	(10,222,987)	(14,780,742)
Total decrease in net assets	(11,454,072)	(7,796,473)

NET ASSETS
Beginning of year	71,773,712	79,570,185
End of year	$60,319,640	$71,773,712

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2018		March 31, 2017
	Shares	Value	Shares	Value
Shares sold	503,655	$7,598,066	776,836	$10,776,401
Shares issued in
reinvestment
of distributions	712,433	9,788,836	30,402	427,149
Shares redeemed(b)	(1,811,710)	(27,609,889)	(1,862,777)	(25,984,292)
Net decrease	(595,622)	$(10,222,987)	(1,055,539)	$(14,780,742)

(b)	Net of redemption fees of $2,996 and $1,721, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Year Ended March 31,
	2018	2017	2016	2015	2014
Net asset value,
beginning of year	$14.81	$13.48	$14.19	$13.95	$13.99

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.02	(0.01)	0.09	0.03	(0.06)
Net realized and unrealized
gains (losses) on investments	2.14	1.43	(0.61)	1.07	2.57
Total from
investment operations	2.16	1.42	(0.52)	1.10	2.51

LESS DISTRIBUTIONS:
Net investment income	(0.03)	(0.01)	(0.02)	—	(0.00)[2]
Realized gains	(2.75)	(0.08)	(0.17)	(0.86)	(2.55)
Total distributions	(2.78)	(0.09)	(0.19)	(0.86)	(2.55)
Paid in capital from
redemption fees (Note 2)[2]	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$14.19	$14.81	$13.48	$14.19	$13.95
Total return	15.16%	10.55%	(3.66%)	7.99%	18.96%

SUPPLEMENTAL DATA:
Net assets, end of
year (millions)	$60.3	$71.8	$79.6	$128.4	$104.6
Portfolio turnover rate	218%	242%	277%	224%	269%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.66%	1.65%	1.61%	1.59%	1.61%
After fees waived
and expenses absorbed	1.39%	1.39%	1.39%	1.39%	1.58%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.15%)	(0.33%)	0.40%	0.01%	(0.45%)
After fees waived
and expenses absorbed	0.12%	(0.07%)	0.62%	0.21%	(0.42%)

[1]	Net investment income per share calculated using the average shares outstanding.
[2]	Does not round to $0.01 or $(0.01) per share, as applicable.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2018

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges, are valued at either the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2018 (CONTINUED)

forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2018 (CONTINUED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the year ended March 31, 2018. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$53,064,534	$—	$—	$53,064,534
Investment
Companies	6,254,717	—	—	6,254,717
Real Estate
Investment Trusts	555,033	—	—	555,033
Short-Term
Investments	586,932	—	—	586,932
Total Investments
in Securities	$60,461,216	$—	$—	$60,461,216

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period. The Fund did not record any transfers between levels at the end of the Fund’s reporting period.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2018 (CONTINUED)

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.  Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.

As of March 31, 2018, there were no capital loss carryovers or late year losses for the Fund.

As of March 31, 2018, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains for the Fund normally are declared and paid on an annual basis.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2018 (CONTINUED)

reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share is equal to the Fund’s NAV per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts.  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  These differences are primarily due to foreign currency reclassifications and equalization.  For the year ended March 31, 2018, the following adjustments were made:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-In
Income/(Loss)	Gain/(Loss)	Capital
$28,629	$(2,162,898)	$2,134,269

I.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2018 (CONTINUED)

no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

NorthCoast Asset Management, LLC (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Adviser furnishes all investment advice, office space, facilities and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Fund for the year ended March 31, 2018 is disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below. Amounts due from Advisor are paid monthly to the Fund, if applicable.

The Adviser has contractually agreed to limit the Fund’s total expenses to 1.39% of the Fund’s average daily net assets. The contract’s term is indefinite and may be terminated only by the Board of Trustees. The amount of fees and expenses waived and reimbursed by the Adviser during the year ended March 31, 2018 is disclosed in the Statement of Operations.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment. At March 31, 2018, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be recouped is shown in the table below. The Adviser may recapture a portion of the unreimbursed amount no later than the years stated.

Expiration	Amount
March 31, 2019	$234,299
March 31, 2020	197,468
March 31, 2021	179,600
Total	$611,367

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2018 (CONTINUED)

Any recapture of a fee waived or expense reimbursed should occur prior to the end of the third fiscal year after the reimbursement was paid, provided the aggregate amount of the Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or reimbursement.

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board of Trustee’s review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator, fund accountant and transfer agent. In those capacities USBFS maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS. Fees paid by the Fund to USBFS for these services for the year ended March 31, 2018 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of USBFS.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities.  Distribution fees incurred by the Fund during the year ended March 31, 2018 are disclosed in the Statement of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2018, the cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term investments, were $134,202,227 and $152,716,797, respectively.

There were no purchases or sales of U.S. Government securities for the year ended March 31, 2018.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2018 (CONTINUED)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended March 31, 2018 and the year ended March 31, 2017, were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$8,724,000	$456,448
Capital gains	1,765,253	—
Total	$10,489,253	$456,448

Distribution classifications may differ from the Statement of Changes in net assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

As of March 31, 2018, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$55,743,721
Gross tax unrealized appreciation	5,629,857
Gross tax unrealized depreciation	(912,362)
Net tax unrealized appreciation	$4,717,495
Undistributed ordinary income	1,493,343
Undistributed long-term capital gain	—
Total distributable earnings	1,493,343
Other accumulated loss	—
Total accumulated earnings	$6,210,838

At March 31, 2018, the difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2018 (CONTINUED)

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. During the year ended March 31, 2018, the Fund did not draw on its line of credit. Credit facility details for the year ended March 31, 2018, are as follows:

Maximum available credit	$6,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of March 31, 2018	—
Average interest rate	—

CAN SLIM® SELECT GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the CAN SLIM® Select Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of CAN SLIM® Select Growth Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 1995.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 30, 2018

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2018 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) redemption fees and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/17 – 3/31/18).

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares within 30 days after you purchase them. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example. The example includes, but is not limited to, investment advisory fees, distribution or shareholder servicing fees, fund accounting fees, fund administration fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2018 (UNAUDITED) (CONTINUED)

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/1/17	3/31/18	10/1/17 – 3/31/18*
Actual	$1,000.00	$1,069.30	$7.17

Hypothetical
(5% return
before expenses)	$1,000.00	$1,018.00	$6.99

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.39% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)

The Board of Trustees (the “Board”) is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Age	with the	of Time	During Past	Overseen	Past Five
and Address	Trust(1)	Served	Five Years	by Trustees	Years

Independent Trustees of the Trust(1)

Dorothy A. Berry	Chairman	Indefinite	Formerly,	1	Director,
(born 1943)	and	Term;	President, Talon		PNC Funds
c/o U.S. Bancorp	Trustee	Since	Industries, Inc.		(34 series),
Fund Services, LLC		May	(business consulting);		PNC
2020 E. Financial Way		1991.	formerly, Executive		Advantage
Suite 100			Vice President and		Funds
Glendora, CA 91741			Chief Operating		(1 series).
Officer, Integrated
Asset Management
(investment adviser
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Age	with the	of Time	During Past	Overseen	Past Five
and Address	Trust(1)	Served	Five Years	by Trustees	Years

Wallace L. Cook	Trustee	Indefinite	Investment	1	Trustee,
(born 1939)		Term;	Consultant;		The Dana
c/o U.S. Bancorp		Since	formerly, Chief		Foundation.
Fund Services, LLC		May	Executive Officer,
2020 E. Financial Way		1991.	Rockefeller Trust
Suite 100			Co., (prior thereto
Glendora, CA 91741			Senior Vice President),
and Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
(international
consumer products
conglomerate.)

Eric W. Falkeis	Trustee	Indefinite	Chief Operating	1	Interested
(born 1973)		Term;	Officer, Direxion		Trustee,
c/o U.S. Bancorp		Since	Funds since 2013;		Direxion
Fund Services, LLC		September	formerly, Senior Vice		Funds
2020 E. Financial Way		2011.	President and Chief		(24 series),
Suite 100			Financial Officer		Direxion
Glendora, CA 91741			(and other positions),		Shares ETF
			U.S. Bancorp Fund		Trust
			Services, LLC		(142 series)
			1997-2013.		and Direxion
Insurance
Trust
(0 series).

Carl A. Froebel	Trustee	Indefinite	Formerly,	1	None.
(born 1938)		Term;	President and
c/o U.S. Bancorp		Since	Founder, National
Fund Services, LLC		May	Investor Data
2020 E. Financial Way		1991.	Services, Inc.
Suite 100			(investment related
Glendora, CA 91741			computer software).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Age	with the	of Time	During Past	Overseen	Past Five
and Address	Trust(1)	Served	Five Years	by Trustees	Years

Steven J. Paggioli	Trustee	Indefinite	Consultant,	1	Independent
(born 1950)		Term;	since July 2001;		Trustee,
c/o U.S. Bancorp		Since	formerly,		AMG Funds
Fund Services, LLC		May	Executive Vice		(67 series);
2020 E. Financial Way		1991.	President,		Advisory
Suite 100			Investment		Board
Glendora, CA 91741			Company		Member,
			Administration,		Sustainable
			LLC (mutual fund		Growth
			administrator).		Advisers, LP;
Independent
Director,
Chase
Investment
Counsel.

Officers of the Trust

Elaine E. Richards	President	Indefinite	Senior Vice	Not	Not
(born 1968)		Term;	President	Applicable.	Applicable.
c/o U.S. Bancorp		Since	and Legal
Fund Services, LLC		March	Compliance
2020 E. Financial Way		2013.	Officer, U.S.
Suite 100	Secretary	Indefinite	Bancorp Fund
Glendora, CA 91741		Term;	Services, LLC,
		Since	since July 2007.
February
2008.

Aaron J. Perkovich	Vice	Indefinite	Vice President,	Not	Not
(born 1973)	President	Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		March	LLC, since
615 East Michigan St.		2017.	June 2006.
Milwaukee, WI 53202	Treasurer	Indefinite
Term;
Since
August
2016.

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Age	with the	of Time	During Past	Overseen	Past Five
and Address	Trust(1)	Served	Five Years	by Trustees	Years

Melissa Breitzman	Assistant	Indefinite	Assistant	Not	Not
(born 1983)	Treasurer	Term;	Vice President,	Applicable.	Applicable.
c/o U.S. Bancorp		Since	U.S. Bancorp
Fund Services, LLC		August	Fund Services,
615 East Michigan St.		2016.	LLC since
Milwaukee, WI 53202			June 2005.

Craig Benton	Assistant	Indefinite	Assistant	Not	Not
(born 1985)	Treasurer	Term;	Vice President,	Applicable.	Applicable.
c/o U.S. Bancorp		Since	U.S. Bancorp
Fund Services, LLC		August	Fund Services,
615 East Michigan St.		2016.	LLC since
Milwaukee, WI 53202			November 2007.

Cory Akers	Assistant	Indefinite	Assistant	Not	Not
(born 1978)	Treasurer	Term;	Vice President,	Applicable.	Applicable.
c/o U.S. Bancorp		Since	U.S. Bancorp
Fund Services, LLC		August	Fund Services,
615 East Michigan St.		2017.	LLC since
Milwaukee, WI 53202			October 2006.

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	ance	Since	Compliance
Fund Services, LLC	Officer	July	Officer, U.S.
615 East Michigan St.		2011.	Bancorp Fund
Milwaukee, WI 53202	Anti-	Indefinite	Services, LLC
	Money	Term;	since August 2004.
	Launder-	Since
	ing	July
	Officer	2011.
	Vice	Indefinite
	President	Term;
Since
July
2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”)
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does its share the same investment advisor with any other series.

CAN SLIM® SELECT GROWTH FUND

FEDERAL TAX INFORMATION
(UNAUDITED)

For the year ended March 31, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income for the year ended March 31, 2018 was 15.24%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended March 31, 2018 was 13.69%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended March 31, 2018 was 98.77%.

CAN SLIM® SELECT GROWTH FUND

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Form N-Q is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.northcoastam.com.

INFORMATION ABOUT HOUSEHOLDING
(UNAUDITED)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 558-9105 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

CAN SLIM® SELECT GROWTH FUND

PRIVACY NOTICE
(UNAUDITED)

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us verbally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholder or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from the governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank  or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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Investment Adviser
NorthCoast Asset Management, LLC
One Greenwich Office Park
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

CANSLIM Select Growth Fund

	FYE 3/31/2018	FYE 3/31/2017
Audit Fees	$19,400	$19,400
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2018	FYE 3/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2018	FYE 3/31/2017
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)         /s/Elaine E. Richards
   Elaine E. Richards, President/Principal Executive Officer

Date     June 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/Elaine E. Richards
   Elaine E. Richards, President/Principal Executive Officer

Date     June 7, 2018

By (Signature and Title)         /s/Aaron J. Perkovich
   Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date     June 6, 2018

* Print the name and title of each signing officer under his or her signature.